Commitments and contingencies (Details) € in Millions	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2021 USD ($) € / $
Commitments Under Long-Term Lease Contracts [Abstract]
2022		$ 25,772,380
Total		25,772,380
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Contractual purchase obligations	€ 3.0	$ 3,400,000
Exchange rate | € / $	1.1324	1.1324
Contractual purchase obligations due in 2022	€ 2.4	$ 2,700,000
Contractual purchase obligations due in 2023	€ 0.6	$ 700,000